N-2	Oct. 21, 2025
Cover [Abstract]
Entity Central Index Key	0002047442
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	CALAMOS AKSIA PRIVATE EQUITY AND ALTERNATIVES FUND
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The “Industry” sub-section found in the “INVESTMENT OBJECTIVE, OPPORTUNITIES AND STRATEGIES – Investment Opportunities and Strategies – Private Equity Investments” section on page 24 of the prospectus is deleted in its entirety and replaced with the following:

Industry. The Fund expects to invest in Private Equity Investments in a wide range of industries, including but not limited to information technology, healthcare, industrials, consumer discretionary, financial, communication services, energy, materials, real estate, utilities and consumer staples.